Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Receipts from other income	$ 438	$ 3,104	$ 0
Payments for electricity, suppliers and employees	(139,535)	(72,183)	(32,231)
Interest received	5,008	803	4
Interest paid	(213)	(4,102)	(5,253)
Net cash from/(used in) operating activities (restated)	(130,870)	(72,378)	(37,480)
Cash flows from investing activities
Proceeds from sale of Bitcoin mined (restated)	183,586	78,423	59,037
Payments for property, plant and equipment net of mining hardware prepayments	(141,855)	(116,064)	(83,654)
Payments for mining hardware prepayments	(338,054)	0	(210,593)
Payments for prepayments and other assets	(18,600)	(7,363)	(22,038)
Repayments/(advancement) of loan proceeds	0	2,291	(1,870)
Deconsolidation of Non-Recourse SPVs	0	(1,214)	0
Proceeds from disposal of property, plant and equipment	43	32,488	40
Proceeds from release of deposits	0	18,395	0
Net cash from/(used in) investing activities (restated)	(314,880)	6,956	(259,078)
Cash flows from financing activities
Proceeds from hybrid financial instruments	0	0	107,845
Capital raise costs	(946)	(1,012)	(4,212)
Proceeds from mining hardware finance	0	0	65,200
Repayment of borrowings	0	(9,432)	(12,120)
Proceeds from Initial Public Offering (net of underwriting fees)	0	0	215,331
Proceeds from loan funded shares	503	0	0
Payment of borrowing transaction costs	0	(250)	0
Share issuances	783,069	39,252	0
Repayment of lease liabilities	(497)	(318)	(6)
Net cash from financing activities	782,129	28,240	372,038
Net increase/(decrease) in cash and cash equivalents	336,379	(37,182)	75,480
Cash and cash equivalents at the beginning of the financial year	68,894	109,970	38,990
Effects of exchange rate changes on cash and cash equivalents	(672)	(3,894)	(4,500)
Cash and cash equivalents at the end of the financial year	404,601	68,894	109,970
Adjustments
Cash flows from operating activities
Net cash from/(used in) operating activities (restated)	(183,586)	(78,423)	(59,037)
Cash flows from investing activities
Proceeds from sale of Bitcoin mined (restated)	183,586	78,423	59,037
Net cash from/(used in) investing activities (restated)	183,586	78,423	59,037
AI cloud service revenue
Cash flows from operating activities
Receipts from revenue	$ 3,432	$ 0	$ 0